UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2019 to 06/30/2020

Item 1. Proxy Voting Record.


ClearShares OCIO ETF
--------------------------------------------------------------------------------------------------------------------------
 ETF SERIES SOLUTIONS                                                                        Agenda Number:  935069636
--------------------------------------------------------------------------------------------------------------------------
        Security:  26922A453
    Meeting Type:  Special
    Meeting Date:  12-Sep-2019
          Ticker:  OPER
            ISIN:  US26922A4537
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          For                            For
       agreement between the Trust, on behalf of
       the ClearShares Ultra-Short Maturity ETF,
       and ClearShares LLC. No increase in
       shareholder fees or expenses is being
       proposed.



* Management position unknown


ClearShares Ultra-Short Maturity ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions

By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/25/2020